Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2019
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2019	Dec 31, 2018
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	31,329	33,980
Securities lending agreements	13,001	41,621
Total return swaps	1,615	1,835
Other	2,341	6,589
Total trading securities	48,285	84,025
Other trading assets	90	69
Non-trading financial assets mandatory at fair value through profit or loss	439	1,289
Financial assets at fair value through other comprehensive income	2,537	4,286
Loans at amortized cost[1]	310	408
Others	236	0
Total	51,897	90,076
Carrying amount of associated liabilities	37,790	46,218

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2019 and December 31, 2018. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Continuing Involvement Accounting [text block table]

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2019	Dec 31, 2018
Carrying amount of the original assets transferred
Trading securities	1,101	759
Financial assets designated at fair value through profit or loss	0	306
Non-trading financial assets mandatory at fair value through profit or loss	698	386
Carrying amount of the assets continued to be recognized
Trading securities	109	35
Financial assets designated at fair value through profit or loss	0	15
Non-trading financial assets mandatory at fair value through profit or loss	23	43
Carrying amount of associated liabilities	185	117

Transferred Assets with on-going Involvement - Table I [text block table]

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2019			Dec 31,2018
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	325	334	334	372	372	372
Other	10	10	10	14	14	14
Total loans at amortized cost	336	344	344	385	385	385
Financial assets held at fair value through profit or loss
Securitization notes	36	36	36	22	22	22
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	5	5	5
Total financial assets held at fair value through profit or loss	36	36	36	27	27	27
Financial assets at fair value through other comprehensive income:
Securitization notes	457	465	465	112	112	112
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	457	465	465	112	112	112
Total financial assets representing on-going involvement	828	845	845	524	524	524
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	11	11	0	61	61	0
Total financial liabilities representing on-going involvement	11	11	0	61	61	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

Transferred Assets with on-going Involvement - Table II [text block table]

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2019			Dec 31,2018
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	15	27	100	9	13	11
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	21	268	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	15	27	100	30	281	11

Carrying Value of the Assets Pledged as Collateral [text block table]

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Financial assets at fair value through profit or loss	36,686	41,816
Financial assets at fair value through other comprehensive income	2,943	4,274
Loans	70,323	75,641
Other	1,617	1,364
Total	111,570	123,095

[1]Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Total assets pledged to creditors [text block table]

Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Financial assets at fair value through profit or loss	34,503	45,640
Financial assets at fair value through other comprehensive income	1,303	3,201
Loans	132	11
Other	236	0
Total	36,174	48,851

[1]Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Collateral Received [text block table]	Fair Value of collateral received
in € m.	Dec 31, 2019	Dec 31, 2018
Securities and other financial assets accepted as collateral	251,757	292,474
Of which:
Collateral sold or repledged	200,378	240,365